SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied. The accompanying consolidated financial statements include the financial statements of Visionary Group and its subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.

Non-controlling Interests
Non-controlling Interests

As of March 31, 2025, non-controlling interests represent 30%, 20%, 20%, 20% and 49% non-controlling, non-related shareholders’ interests in Toronto ESchool, Arts Academy, Conbridge College, MTM Animation, and Guangdong Yuanjian respectively.

As of March 31, 2024, non-controlling interests represented 30%, 20%, 30%, 20% and 20% non-controlling, non-related shareholders’ interests in Toronto ESchool, Arts Academy, Lowell Academy, Conbridge College, and MTM Animation respectively.

The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests in the operating results of the Company are presented on the face of the consolidated statements of income (loss) and comprehensive income (loss) as an allocation of the total income or loss between non-controlling interest holders and the shareholders of the Company.

Use of Estimates
Use of Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the use of going concern assumptions, valuation of other receivables, useful lives of property, plant and equipment and student list as intangible assets, the recoverability of intangible assets and goodwill, allocation of cost between building and land newly acquired, valuation of fair value of the derivative liabilities, revenue recognition, fair value of intangible assets at business acquisition, provision necessary for contingent liabilities, and realization of deferred tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, the balances with banks and the liquid investments with maturities of three months or less at the date of acquisition. The Company maintains majority its bank accounts in Canada (except two in China and its subsidiaries) which are insured by Canadian Deposit Insurance Corporation up to C$100,000 each for eligible deposits. Bank balances in Toronto ESchool and MTM Animation exceeded the insured limit of $14,807 (C$21,290), and $25,442 (C$36,581) as of March 31, 2025, respectively. No liquid investment with maturities of three months or less is held by the Company as of March 31, 2025 and 2024. All bank accounts maintained in P.R. China are insured by the China Deposit Insurance Corporation (CDIC), with a deposit insurance limit of $68,885 (RMB 500,000). All bank accounts in China did not exceed the insured limit as of March 31, 2025.

Restricted Cash
Restricted Cash

The Company’s subsidiaries Conbridge College and MTM Animation are required to maintain a term deposit with a financial institution as collateral for an irrevocable standby letter of credit issued in favor of the Ministry of Training, Colleges and Universities under the Ontario Private Career Colleges Act 2005. As at March 31, 2025, the Company had term deposit of $22,983 and $214,214 respectively at these two subsidiaries as the required collateral which was classified as restricted cash – non-current in the consolidated balance sheet. (March 31, 2024 - $23,179 and $129,255 respectively).

The following table provides a reconciliation of cash and restricted cash reported within the consolidated statement of balance sheets that sum to the total of the same such amounts shown in the consolidated statement of cash flows for the years ended March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Cash	$334,910	$620,910
Restricted cash – non-current	237,197	152,434
Total cash and restricted cash	$572,107	$773,344

Accounts Receivable
Accounts Receivable

Accounts receivable are presented net of allowance for credit losses. The Company usually determines the adequacy of allowance for credit losses based on individual account analysis and historical collection trends. The Company establishes an allowance for credit losses when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of (loss) income and comprehensive (loss) income. Delinquent account balances are written off against the allowance for credit losses after management has determined that the likelihood of collection is not probable. There was $2,381 (C$3,312) bad debt from MTM due to uncollectable student tuition and no allowance for credit losses were recorded for the year ended March 31, 2025.

Prepayments and Other Receivables
Prepayments and Other Receivables

Prepayments and other receivables primarily consist of advances to non-related suppliers for short term operation support, employee advances, and prepayments on property taxes and other expenses. These advances are interest free, unsecured and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. No impairment was recorded as of March 31, 2024, as the Company considered all of the prepayments to be fully realizable and the advances to be repaid. $509,606 allowance from Shanghai Yuanjian due to slowing collection of other receivables was impaired and recorded at year ended March 31, 2025.

Property, Plant and Equipment
Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Buildings	30 years
Furniture and equipment	Decline method at 20%
Land	Not depreciated
Computer and software	Decline method at 30%
Leasehold improvement	Straight line over 5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments that substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of (loss) income and other comprehensive (loss) income as other income or expenses.

Indefinite-Lived Intangible Assets
Indefinite-Lived Intangible Assets

An intangible asset determined to have an indefinite useful life is not amortized. Indefinite-lived intangible assets are tested for impairment on an annual basis at year end, or more frequently if an event occurs or circumstances change that indicate the fair value of an indefinite-lived intangible asset could be below its carrying amount.

The Company’s indefinite-lived intangible assets consist primarily of i) the registrations and qualifications arising from acquisitions of Lowell Academy, Art School, and Toronto ESchool which allow the Company to grant credits to students under Ontario Secondary School Diploma (the “OSSD”) by qualified secondary schools registered at Ontario Ministry of Education, ii) the registrations and the qualifications to operate as a private career college registered with Ontario Ministry of Training, Colleges and Universities, arising from the acquisitions of equity interest of Conbridge College and MTM Animation, and iii) the brand name and reputation in the education market arising from acquisition of MTM Animation equity interest.

In testing the indefinite-lived intangibles assets for potential impairment, the Company applies either a qualitative test, or a quantitative test, in accordance with Accounting Standards Codification (“ASC 350”), Intangibles — Goodwill and Other. A qualitative approach may be applied when the Company concludes that it is not “more likely than not” that the fair value of the indefinite-lived intangible assets is less than their carrying value. A quantitative impairment test consists of comparing the fair value of the indefinite-lived intangible asset with its carrying amount. An impairment loss would be recognized for the carrying amount in excess of its fair value. Significant judgment and estimates are applied when evaluating whether an intangible asset has an indefinite useful life and in testing for impairment. The Company has not recognized any impairment on indefinite-lived intangible assets for years ended March 31, 2025 and 2024.

Definite-Lived Intangible Assets
Definite-Lived
Intangible
Assets

The intangible assets with definite lives are stated at cost, less accumulated amortization. Amortization is provided on a straight-line basis over the terms. The Company recognized intangible assets of student lists arising from acquisition of Lowell Academy and MTM Animation. These intangible assets are amortized over the term between 1- 4 years upon their graduation. As at March 31, 2025, the Company recognized intangible assets as student list of $30,602 from MTM Animation. (March 31, 2024: $64,997), and impairment loss of $nil from student list recognized at MTM Animation for the year ended March 31, 2025 (March 31, 2024: $nil). Intangible assets as student list from MTM Animation was amortized for $31,632 for year ended March 31, 2025 (March 31, 2024: $32,630).

Goodwill
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the net identifiable assets, liabilities and contingent liabilities acquired in business combinations. Identifiable intangible assets are recognized separately from goodwill when they are separable or arise from contractual or other legal rights, and have fair values that can be reliably measured. Goodwill is not amortized and is tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis, or more frequently if an event occurs or circumstances change that indicate the fair value of goodwill could be below its carrying amount. The Company has not recognized any impairment loss on goodwill for the years ended March 31, 2025 and 2024 respectively.

Impairment of Long-lived Assets
Impairment of Long-lived Assets
The Company reviews long-lived assets, including property, plant and equipment, definitive-lived intangible assets, and ROU assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
ASC 825, “Financial Instruments” requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•
Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

•	Level 3 - inputs to the valuation methodology are unobservable.
The Company determined that the conversion feature of its convertible notes and the Series A and B warrants in connection with these convertible notes shall be classified as derivative liabilities. Company engaged an independent valuation firm to perform the valuation. The fair value of the conversion feature, Series A and B warrants is calculated using the binomial tree model. These financial instruments are classified as level 3 instruments as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Company’s own assumptions in measuring fair value. Significant estimates used in developing the fair value of these financial instruments include the probability to convert, variability of conversion price due to future stock price and exchange rate, and expected timing of conversion, etc.
Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, short-term investment, accounts receivable, accounts receivable – related party, due from related party, related parties loan receivable, loan receivable, other receivable (excluding tax receivable), short-term restricted cash, accounts payable, accrued liabilities, due to related parties, current portion of lease liabilities, loan portion of convertible notes and short-term bank loans approximate their carrying values because of the short-term nature of these instruments.
The Company believes that the carrying amount of the short-term and long-term borrowings approximates fair value at March 31, 2025 and 2024 based on the terms of the borrowings and current market rates as the rates of the borrowings are reflective of the current market rates.

Leases
Leases
The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current lease liabilities, and long-term lease liabilities in the consolidated balance sheets. Finance leases are included in property, plant and equipment, other current liabilities and other long-term liabilities in the consolidated balance sheets.
ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As one of the Company’s leases does not provide an implicit rate, the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date is used. The operating lease ROU asset also includes any lease payment made and excludes lease incentives. The Company may also include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Business Combinations
Business Combinations
Business combinations are accounted for under the acquisition method of accounting. Under the acquisition method, assets and liabilities of the business acquired are recorded at their estimated fair values as of the date of acquisition with any excess of the cost of the acquisition over the fair value of the net tangible and intangible assets acquired recorded as goodwill. Results of operations of the acquired business are included in the income statement from the date of acquisition.

Revenue Recognition
Revenue Recognition
The Company follows ASC 606, “Revenue from Contracts with Customers,” which establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.
To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not
 occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.
The Company generates its revenues through educational programs and services with individual students. In addition, the Company generates revenues from other services such as sale of vacant lands, rental, and renovation projects. The primary sources of the Company’s revenues are as follows:
Revenue from educational programs and services
Each contract of educational programs and services is accounted for as a single performance obligation which is satisfied proportionately over the service period.
For the Company’s online education courses, tuition fee is generally collected in advance and is initially recorded as deferred revenue. When tuition is paid at registration, the student is given access to online courses. The student normally has six months to complete the online courses by watching online learning materials and passing the required online exams. The student has an option to extend the course learning period from six months to maximum of twelve months for an additional cost. After twelve months from the registration, the student will lose the access of registered course. No refund is available for tuitions. The tuition income is recognized over the period that the course is expected to be completed.
For the Company’s other high school and private college education programs, all tuition fee, ancillary service fee and application fees are collected in advance and are initially recorded as deferred revenue. Revenue attributable to educational services is recognized over time, based on a straight-line basis over the school semester, as customers simultaneously receive and consume the benefits of these services throughout the service period. The refund is recorded as a reduction of deferred revenue and has no impact on the recognized revenue. The Company has not experienced significant refunds.

Revenue from rental
The Company rents several office buildings to several tenants and earns rental revenue. These lease agreements meet the criteria for recognition as leases under ASC 842, “Leases.” The Company commences recognizing rental revenue based on the date it makes the underlying asset available for use by the tenant. The Company accounts for rental revenue (lease component) and common area expense reimbursements (non-lease component) as one lease component under ASC 842. The Company also includes the non-components of its leases, such as the reimbursement of utilities, insurance, real estate taxes, and certain capital expenditures related to the maintenance of our properties, within this lease component. These amounts are included in Rental income on the Company’s Consolidated Statements of Income (Loss) and Comprehensive Income (Loss). Rental revenues are recognized as earned in accordance with the terms of the respective lease agreement on a straight-line basis. Promotional discounts are recognized as a reduction to rental income over the promotional period. Late charges, administrative fees and other fees are recognized as income when earned. Management reviews the tenant’s payment history and financial condition periodically in determining, in its judgment, whether any accrued rental income and unbilled rent receivable balances applicable to each specific property is collectable.
Revenue from sale of products
Revenue from the sale of the Company’s nutritional products should be recognized at a point in time under ASC 606, specifically when control of the goods transfers to the customer. For wholesale sales, this occurs upon delivery; for retail sales, at the point of sale; and for online sales, when customers receive the goods. Each contract contains one performance obligation, which is the transfer of the product. Post-sale consultation and complaint-handling activities are routine customer service functions and do not constitute separate performance obligations. The 24-month shelf life is an inherent product characteristic and does not create any obligation or warranty under U.S. GAAP. The transaction price equals the fixed amount stated in the sales contract, and revenue should be recognized in full when the single performance obligation is satisfied.
Principal and agent consideration
In the Company’s rental business, the Company has the right to direct the use of, and obtain substantially all of the remaining benefits from, the leased assets. The Company bears credit risk, idle capacity, and primary responsibility for providing the rental space. The Company sets prices and negotiates directly with tenants. Thus, the Company serves as a principal rather than an agent and recognizes revenue on a gross basis within the consolidated statement of (loss) income and other comprehensive (loss) income.
In the Company’s education programs business, the Company is primarily responsible for providing the education service, including but not limited to designs the curriculum, employs the faculty, provides the facilities, sets tuition fees, and bears the risk of student enrollment and academic outcomes. Thus, the Company serves as a principal rather than an agent and recognizes revenue on a gross basis within the consolidated statement of (loss) income and other comprehensive (loss) income.
In the Company’s sale of products business, the Company determined that in all of its major business activities, it serves as a principal rather than an agent within their revenue arrangements under the fact that the Company controls the goods before they are transferred to customers, bears inventory risk, and has discretion in establishing prices. As a principal, the Company recognizes revenue on a gross basis within the consolidated statement of (loss) income and other comprehensive (loss) income.
Contract Assets and Liabilities
Payment terms are established on the Company’s pre-established credit requirements based upon an evaluation of customers’ credit quality. Contract assets are recognized in related accounts receivable. Contract liabilities are recognized for contracts where payment has been received in advance of delivery. The contract liability balance can vary significantly depending on the timing of when payment is received and when shipment or delivery occurs.
As of March 31, 2025 and 2024, other than accounts receivable, deposit from tenants and deferred revenue, the Company had no other material contract assets, contract liabilities or deferred contract costs recorded on its consolidated balance sheet.
Disaggregation of Revenues
The Company disaggregates its revenue from contracts by service or products, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenues for the years ended March 31, 2025 and 2024 are disclosed in Note 17 of this consolidation financial statements.

Income Taxes
Income Taxes
The Company uses the liability method of income tax allocation to account for income taxes. Deferred income tax assets and liabilities are recognized based upon temporary differences between the financial reporting and income tax bases of assets and liabilities and measured using enacted income tax rates and tax laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred income tax assets to the amount that is more likely than not to be realized. The Company considers both positive evidence and negative evidence on deferred tax assets, to determine whether, based upon the weight of that evidence, a valuation allowance is required for deferred tax assets. Judgment is required in considering the relative impact of negative and positive evidence.
 Significant judgment is also required in evaluating the Company’s uncertain income tax positions and provisions for income taxes. Liabilities for uncertain income tax positions are recognized based on a two-step approach. The first step is to evaluate whether an income tax position has met the recognition threshold by determining if the weight of available evidence indicates that it is more likely than not to be sustained upon examination. The second step is to measure the income tax position that has met the recognition threshold as the largest amount that is more than 50% likely of being realized upon settlement. The Company continually assesses the likelihood and amount of potential adjustments and adjusts the income tax provisions, income taxes payable and deferred income taxes in the period in which the facts that give rise to a revision become known. The Company recognizes interest and penalties related to uncertain income tax positions as interest expense, which is then netted and reported within investment income.

Sale Tax ("GST/HST")
Sale Tax (“GST/HST”)

The Company is registered under Canada’s Goods and Services Tax (GST) and Harmonized Sales Tax (HST) account. Sales revenue represents the invoiced value of goods and services, net of GST/HST. The Company is operating mainly in the Province of Ontario which is subject to HST rate of 13% for its products and services supplied in Ontario. However, the Company’s tuition revenue is GST/HST exempted because Ontario educational services for private OSSD and College are tax-exempt.

Value added tax ("VAT")
Value added tax (“VAT”)

Revenue represents the invoiced value of goods and service, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of products sold or services provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in PRC remain subject to examination by the tax authorities for five years from the date of filing.

Earnings per Share
Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average number of common shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of March 31, 2024, a total of 12,376 unexercised Warrants Series A were included in the computation of weighted average number of common shares. As of March 31, 2025, there were no dilutive impact on earnings per share due to loss positions.

Foreign Currency Translation
Foreign Currency Translation

The Company operates primarily in Canada and in China. The functional currency of the Company and its subsidiaries is the Canadian Dollar (“C$”) and the Chinese currency (“RMB”). The Company’s consolidated financial statements have been translated into the reporting currency U.S. Dollars (“$” or “US$”). Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive (loss) income. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	March 31, 2025	March 31, 2024	March 31, 2023
Year-end spot rate	C$1=US$ 0.6955	C$1=US$ 0.7386	C$1=US$ 0.7389
Average rate for the year	C$1=US$ 0.7189	C$1=US$ 0.7416	C$1=US$ 0.7565

	March 31, 2025	March 31, 2024	March 31, 2023
Year-end spot rate	RMB1=US$ 0.1378	RMB1=US$ 0.1385	RMB1=US$ 0.1456
Average rate for the year	RMB1=US$ 0.1385	RMB1=US$ 0.1395	RMB1=US$ 0.1414

Comprehensive (Loss) Income
Comprehensive (Loss) Income

Comprehensive (loss) income consists of two components, net (loss) income and other comprehensive (loss) income. Other comprehensive (loss) income refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net (loss) income. Other comprehensive (loss) income consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currency.

Statement of Cash Flows
Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the functional currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Risks and Uncertainties
Risks and Uncertainties

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Recent Accounting Pronouncements not Adopted
Recent Accounting Pronouncements not Adopted

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In November 2024, the FASB issued ASU 2024-03, “Income Statement — Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. In January 2025, the FASB issued ASU 2025-01, which revises the effective date of ASU 2024-03 (on disclosures about disaggregation of income statement expenses) “to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.” Entities within the ASU’s scope is permitted to early adopt the ASU. The Company is currently evaluating the impact of this standard on its financial statement disclosures.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. ASU 2025-03 clarifies the guidance to determine the accounting acquirer in a business combination that is affected primarily by exchanging equity interests, when the legal acquiree is a variable interest entity that meets the definition of a business. ASU 2025-03 requires entities to consider the same factors in ASC 805, Business Combinations, required for determining which entity is the accounting acquirer in other acquisition transactions. ASU 2025-03 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-03 is required to be applied on a prospective basis to any acquisition transaction that occurs after the initial application date. The Company does not expect a material effect on its consolidated financial statements upon adoption.

In May 2025, the FASB issued ASU 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606). ASU 2025-04 revises the definition of the term performance condition for share-based consideration payable to a customer to incorporate conditions that are based on the volume or monetary amount of a customer’s purchases or potential purchases. ASU 2025-04 also eliminates the policy election to account for forfeitures as they occur for awards with service conditions. ASU 2025-04 also clarifies that ASC 606 variable consideration guidance does not apply to share-based payments to customers; instead, vesting probability should be assessed solely under ASC 718, Compensation—Stock Compensation. ASU 2025-04 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-04 may be applied on either a modified retrospective basis or on a retrospective basis. The Company is currently assessing the impact this standard will have on the Company’s Consolidated Financial Statements.

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU 2025-05 amends ASC 326, Financial Instruments—Credit Losses, and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU 2025-05 is effective for the Company’s annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-05 should be applied on a prospective basis. The Company does not expect a material effect on its consolidated financial statements upon adoption.

In August 2025, the FASB issued ASU 2025-06, Intangibles - Goodwill and Other (Topic 350) — Internal-Use Software (Subtopic 350-40): Targeted Improvements. This ASU provides clarifications and targeted improvements to the accounting for internal-use software, including enhanced guidance on the identification of software development activities, capitalization of implementation costs, and accounting for subsequent upgrades and maintenance. ASU 2025-06 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Company does not expect a material effect on its consolidated financial statements upon adoption.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606): Scope Clarifications and Share-Based Payments from Customers. This ASU refines the scope of derivative accounting to exclude certain contracts that contain terms or underlying variables specific to one party’s operations and clarifies the accounting for share-based payments received from customers as consideration in revenue arrangements. ASU 2025-07 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Company does not expect a material effect on its consolidated financial statements upon adoption.

In October 2025, the FASB issued ASU 2025-08, Financial Instruments — Credit Losses (Topic 326): Simplifications for Measuring Credit Losses on Financial Assets. This ASU provides targeted simplifications to the accounting for credit losses under Topic 326, including streamlined guidance for measuring expected credit losses on trade receivables from non-public counterparties and simplified impairment assessment for certain low-risk financial assets. ASU 2025-08 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Company does not expect a material effect on its consolidated financial statements upon adoption.

In November 2025, the FASB issued ASU 2025-09, Leases (Topic 842): Enhanced Disclosures for Lessees. This ASU enhances the disclosure requirements for lessees by requiring additional qualitative and quantitative information about lease terms, variable lease payments, and the impact of leases on the Company’s financial position and results of operations. ASU 2025-09 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Company does not expect a material effect on its consolidated financial statements upon adoption.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.